TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inversiones Costa Verde Ltda. y CPA. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Inversiones Costa Verde Ltda. y CPA.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Currency		CLP
Transaction amount with related parties		$ 87	$ 23	$ 28
Costa Verde Aeronautica S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Costa Verde Aeronautica S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Chile
Nature of related parties transactions	[1]	Loans received (*)
Currency		US$
Transaction amount with related parties		$ (231,714)	(35,412)	(100,013)
Costa Verde Aeronautica S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Interest received (*)
Currency		US$
Transaction amount with related parties		$ (21,329)	(34,694)	(5,700)
Costa Verde Aeronautica S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Capital contribution
Currency		US$
Transaction amount with related parties		$ 170,962
Granja Marina Tornagaleones S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Granja Marina Tornagaleones S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Chile
Nature of related parties transactions		Services provided
Currency		CLP
Transaction amount with related parties		$ 36	26	13
Rio Dulce S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Rio Dulce S.A.
Nature of relationship with related parties		Related director
Country of origin		Chile
Nature of related parties transactions		Tickets sales
Currency		CLP
Transaction amount with related parties		$ 2	9	5
Patagonia Seafarms INC [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Patagonia Seafarms INC
Nature of relationship with related parties		Related director
Country of origin		U.S.A
Nature of related parties transactions		Services provided of cargo transport
Currency		US$
Transaction amount with related parties			15	40
Inversora Aeronáutica Argentina S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Inversora Aeronáutica Argentina S.A.
Nature of relationship with related parties		Related director
Country of origin		Argentina
Nature of related parties transactions		Real estate leases received
Currency		ARS
Transaction amount with related parties		$ (63)
Inversora Aeronáutica Argentina S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Currency		USD
Transaction amount with related parties
TAM Aviação Executiva e Taxi Aéreo S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		TAM Aviação Executiva e Taxi Aéreo S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Brazil
Nature of related parties transactions		Services provided of passenger transport
Currency		BRL
Transaction amount with related parties		$ 4	12	13
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Qatar Airways
Nature of relationship with related parties		Indirect shareholder
Country of origin		Qatar
Nature of related parties transactions		Interlineal received service
Currency		US$
Transaction amount with related parties		$ (23,110)	(6,387)	(4,736)
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided by aircraft lease
Currency		US$
Transaction amount with related parties				22,215
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Interlineal provided service
Currency		US$
Transaction amount with related parties		$ 37,855	6,283	3,141
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided of handling
Currency		US$
Transaction amount with related parties		$ 692	1,493	1,246
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services received miles
Currency		US$
Transaction amount with related parties		$ (4,974)
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Compensation for early return of aircraft
Currency		US$
Transaction amount with related parties				9,240
Qatar Airways [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided / received others
Currency		US$
Transaction amount with related parties		$ (434)	(963)	1,160
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Delta Air Lines, Inc.
Nature of relationship with related parties		Shareholder
Country of origin		U.S.A
Nature of related parties transactions		Interlineal received service
Currency		US$
Transaction amount with related parties		$ (111,706)	(11,768)	(4,160)
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Interlineal provided service
Currency		US$
Transaction amount with related parties		$ 102,580	7,695	4,357
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Loans received (*)
Currency		US$
Transaction amount with related parties		$ (233,008)
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Interest received (*)
Currency		US$
Transaction amount with related parties		$ (10,374)
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Capital contribution
Currency		US$
Transaction amount with related parties		$ 163,979
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided of handling
Currency		US$
Transaction amount with related parties		$ (4,340)
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Engine sale
Currency		US$
Transaction amount with related parties		$ 19,405
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided maintenance
Currency		US$
Transaction amount with related parties			(59)	3,310
Delta Air Lines, Inc. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Services provided / received others
Currency		US$
Transaction amount with related parties		$ (1,893)	(318)	30
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		QA Investments Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		U.K.
Nature of related parties transactions	[1]	Loans received (*)
Currency		US$
Transaction amount with related parties		$ (240,440)	(44,266)	(125,016)
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Interest received (*)
Currency		US$
Transaction amount with related parties		$ (26,153)	(43,367)	(7,125)
QA Investments Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions		Capital contribution
Currency		US$
Transaction amount with related parties		$ 163,979
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		QA Investments 2 Ltd
Nature of relationship with related parties		Common shareholder
Country of origin		U.K.
Nature of related parties transactions	[1]	Loans received (*)
Currency		US$
Transaction amount with related parties		$ (7,414)	(44,266)	(125,016)
QA Investments 2 Ltd [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Interest received (*)
Currency		US$
Transaction amount with related parties		$ (15,780)	(43,367)	(7,125)
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Related party		Lozuy S.A.
Nature of relationship with related parties		Common shareholder
Country of origin		Uruguay
Nature of related parties transactions	[1]	Loans received (*)
Currency		US$
Transaction amount with related parties		$ (57,928)	(8,853)	(25,003)
Lozuy S.A. [Member]
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of transactions with related parties [Line Items]
Nature of related parties transactions	[1]	Interest received (*)
Currency		US$
Transaction amount with related parties		$ (5,332)	$ (8,673)	$ (1,425)

[1]	Operations corresponding to DIP loans tranche C.